CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Income for the year before income tax		$ 142,712,074	$ 356,912,401	$ 174,945,857
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment		111,093,758	139,526,628	105,046,156
Amortization of intangible assets		2,691,283	13,382,368	26,859,312
Impairment / (reversal) of impairment of property, plant and equipment and intangible assets		102,081,470	(95,804,097)	95,098,378
Loss from disposal (Income from sale) of property, plant and equipment			18,426,908	(134,915)
Recovery (Charge) discount of tax credits		96,520	1,662,693	(1,782,478)
Interest earned from customers		(31,962,398)	(72,709,065)	(45,109,576)
Finance income		(117,323,311)	(501,300,202)	(173,182,862)
Finance expenses		171,609,857	776,924,832	294,669,527
Insurance recovery collected		(9,585,957)		(9,090,808)
Share of the profit of associates		(16,129,657)	(13,317,944)	(756,348)
Income from investments in entities measured at fair value		(2,513,240)
Gain from bargain purchase			(158,195,167)	(82,557,007)
Material and spare parts impairments		1,340,317	1,559,551	3,473,280
Movements in provisions, and long-term employee benefit plan expense		11,960,623	8,039,872	2,331,887
Biological assets revaluation		(21,749,076)	(27,566,521)
Foreign exchange difference for trade receivables		(58,377,287)	(415,176,118)	(185,272,874)
Net effect CAMMESA agreement (Note 1.2.p)		12,343,048
Results on net monetary position		(41,866,679)	265,016,719	113,415,724
Trade and tax interests lost		805,242	3,903,217
Working capital adjustments:
Decrease in trade and other receivables		61,397,896	93,582,780	68,078,870
Decrease (Increase) in other non-financial assets, biological assets and inventories		839,452	(66,908,920)	22,994,167
Decrease in trade and other payables, other non-financial liabilities and liabilities from employee benefits		(88,954,894)	(41,658,639)	(24,985,103)
Interest received from customers		36,827,467	63,849,123	39,262,819
Trade and tax interests paid		(805,242)	(2,075,189)
Income tax paid		(14,860,694)	(74,788,897)	(54,542,746)
Insurance recovery collected		6,552,466	256,961	8,539,418
Net cash flows provided by operating activities		258,223,038	273,543,294	377,300,678
Investing activities
Purchase of property, plant and equipment and materials	[1]	(142,503,151)	(21,416,922)	(22,722,317)
Dividends received		8,143,542	14,651,788	1,906,109
Sale of property, plant and equipment		1,116,720		319,474
Acquisition of financial assets, net	[1]	(31,665,142)	(49,635,419)	(121,059,848)
Acquisition of subsidiaries and associates, net of cash acquired	[1]		(78,433,746)	(70,233,127)
Acquisition of treasury shares			(3,614,397)	(193,472)
Net cash flows used in investing activities		(164,908,031)	(138,448,696)	(211,983,181)
Financing activities
Bank and investment accounts overdrafts received		21,744,624	3,788,695	14,285,744
Bank and investment accounts overdrafts paid		(3,811,943)	(14,272,505)	(2,848)
Loans and other financial debts received	[1]	64,604,229	156,586,120
Loans and other financial debts paid	[1]	(130,852,461)	(202,730,599)	(57,344,132)
Corporate bonds repurchase payment			(14,098,485)
Direct financing and loans refinancing costs			(3,727,125)	(1,934,488)
Interest and other financial costs paid	[1]	(43,713,532)	(51,015,832)	(41,258,468)
Bank fees and charges		(1,132,282)	(483,019)
Dividends paid	[1]	(16,651,622)	(47,722,409)	(24,327,245)
Contribution of non-controlling interests		7,669
Net cash flows used in financing activities		(109,805,318)	(173,675,159)	(110,581,437)
(Decrease) Increase in cash and cash equivalents		(16,490,311)	(38,580,561)	54,736,060
Exchange difference and other financial results		1,009,423	44,459,273	8,840,976
Monetary results effect on cash and cash equivalents		(10,010,542)	(39,229,900)	(4,613,518)
Cash and cash equivalents as of January 1		29,333,834	62,685,022	3,721,504
Cash and cash equivalents as of December 31		3,842,404	29,333,834	62,685,022
Acquisition of PP&E pending payment and through pre-financing		47,132,489	26,475,241
Incorporation of PP&E, financial assets, and financial debts through the acquisition of companies			428,493,773	82,462,697
Agreement with CAMMESA - Resolutions SE N° 58/2024 and 66/2024 (Note 1.2.p)		44,967,933
Acquisition of financial assets through the TRUST		20,844,367	34,078,625
Acquisition of investment in associate		21,041,895
Payment of dividends through securities		54,400,221	214,061,945
Cancellation of financial debts through the TRUST - Capital		4,930,248	4,233,242	17,023,644
Cancellation of financial debts through the TRUST - Interest		6,633,973	6,353,075
Disbursements received through pre-financing		$ 13,564,633

[1]	Detail of the transactions that did not involve cash flows in each fiscal year: